CASH FLOW STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [text block] [Abstract]
Disclosure of Change in Operating Assets [text block]
	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
Change in financial assets held at amortised cost	(11,832)	(10,338)	(25,178)	(5,482)	(992)	(2,832)
Changes in amounts due from fellow Lloyds Banking Group undertakings	24	4,827	810	(48,692)	9,875	(23,861)
Change in derivative financial instruments and financial assets at fair value through profit or loss	24,649	40,137	9,285	22,568	37,356	15,459
Change in other operating assets	63	(442)	(650)	63	295	69
Change in operating assets	12,904	34,184	(15,733)	(31,543)	46,534	(11,165)

Disclosure of change in operating liabilities [text block]
	The Group			The Bank
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Change in deposits from banks	(2,670)	(2,677)	13,415	1,802	(2,219)	(1,917)
Change in customer deposits	5,593	(11,901)	2,935	10,360	(5,258)	13,417
Changes in amounts due to fellow Lloyds Banking Group undertakings	(8,142)	(5,466)	44	28,016	(23,522)	12,812
Change in debt securities in issue	11,898	4,730	(11,968)	11,722	1,442	(6,079)
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(11,527)	(45,383)	(12,677)	(10,776)	(46,514)	(15,110)
Change in investment contract liabilities	–	(353)	(4,665)	–	–	–
Change in other operating liabilities[1]	(782)	(383)	(463)	(1,823)	(648)	340
Change in operating liabilities	(5,630)	(61,433)	(13,379)	39,301	(76,719)	3,463

Disclosure of Non-cash and other items [text block]
	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
Depreciation and amortisation	2,602	2,374	2,370	1,245	1,031	932
Permanent diminution in value of investment in subsidiaries	–	–	–	159	92	302
Dividends received from subsidiary undertakings	–	–	–	(1,434)	(4,968)	(4,479)
Revaluation of investment properties	8	(46)	(230)	–	–	–
Allowance for loan losses	1,380	1,012	691	490	553	465
Write-off of allowance for loan losses, net of recoveries	(1,457)	(1,000)	(1,062)	(759)	(608)	(475)
Impairment charge relating to undrawn balances	(17)	(72)	(9)	14	(46)	(3)
Impairment of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(1)	(14)	6	(1)	(2)	–
Change in insurance contract liabilities	–	(1,520)	9,169	–	–	–
Payment protection insurance provision	1,795	1,395	1,300	859	628	781
Other regulatory provisions	395	561	865	137	311	342
Other provision movements	(161)	(509)	(8)	(43)	(413)	(48)
Additional capital injections to subsidiaries	–	–	–	(53)	(72)	(149)
Charge in respect of defined benefit schemes	245	404	369	131	196	165
Unwind of discount on impairment allowances	(52)	(39)	(23)	(32)	(33)	(37)
Foreign exchange element on balance sheet[1]	420	(365)	209	(230)	(130)	718
Interest expense on subordinated liabilities	947	1,072	1,285	657	654	664
Loss (profit) on disposal of businesses	(107)	(1,010)	–	–	21	(555)
Other non-cash items	(295)	933	537	(142)	990	1,181
Total non-cash items	5,702	3,176	15,469	998	(1,796)	(196)
Contributions to defined benefit schemes	(1,069)	(868)	(587)	(563)	(455)	(401)
Payments in respect of payment protection insurance provision	(2,457)	(2,101)	(1,657)	(1,156)	(1,057)	(946)
Payments in respect of other regulatory provisions	(707)	(956)	(928)	(229)	(302)	(430)
Other	–	6	–	–	–	–
Total other items	(4,233)	(3,919)	(3,172)	(1,948)	(1,814)	(1,777)
Non-cash and other items	1,469	(743)	12,297	(950)	(3,610)	(1,973)

Disclosure of cash and cash equivalents [text block]
	The Group			The Bank
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m

Cash and balances with central banks	38,880	40,213	58,521	35,741	37,632	55,835
Less: mandatory reserve deposits[1]	(3,177)	(2,541)	(957)	(764)	(803)	(535)
	35,703	37,672	57,564	34,977	36,829	55,300
Loans and advances to banks	4,852	3,692	4,274	4,453	3,153	3,611
Loans and advances to banks within disposal group	–	–	2,337	–	–	–
Less: amounts with a maturity of three months or more	(1,941)	(1,641)	(3,193)	(1,648)	(1,328)	(2,791)
	2,911	2,051	3,418	2,805	1,825	820
Total cash and cash equivalents	38,614	39,723	60,982	37,782	38,654	56,120
Cash and cash equivalents of continuing operations	38,614	39,723	58,645	37,782	38,654	56,120
Cash and cash equivalents in disposal group	–	–	2,337	–	–	–
Total cash and cash equivalents	38,614	39,723	60,982	37,782	38,654	56,120

Disclosure of Acquisitions of Group Undertakings and Businesses [text block]
	The Group			The Bank
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Net assets acquired:
Cash and cash equivalents	–	–	123	–	–	–
Loans and advances to customers	–	–	7,811	–	–	7,311
Available-for-sale financial assets			16			–
Intangible assets	–	21	702	–	–	–
Property, plant and equipment	–	–	6	–	–	1
Other assets	–	6	414	–	–	5
Customer deposits	–	–	–	–	–	(8,114)
Deposits from banks[1]	–	–	(6,431)	–	–	–
Net balances with group undertakings	–	–	–	–	–	1,305
Other liabilities	–	(1)	(927)	–	–	(103)
Goodwill arising on acquisition	–	–	302	–	–	–
Adjustment on vesting of businesses	–	–	–	–	–	(278)
Investments in subsidiaries derecognised on vesting of businesses	–	–	–	–	–	(127)
Cash consideration	–	26	2,016	–	–	–
Less: Cash and cash equivalents acquired	–	–	(123)	–	–	–
Net cash outflow arising from acquisitions	–	26	1,893	–	–	–
Investment in subsidiary acquired	–	–	–	–	98	2,026
Acquisition of and additional investment in joint ventures	–	–	20	–	–	–
Net cash outflow from acquisitions in the year	–	26	1,913	–	98	2,026

Disclosure of disposal of group undertakings and businesses
	The Group			The Bank
	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Financial assets at fair value through profit or loss	–	125,379	2,117	–	–	–
Loans and advances to customers	–	3,495	344	–	–	–
Due from fellow group undertakings	–	14,436	176	–	–	–
Derivative financial instruments	–	3,027	–	–	–	–
Investment property	–	3,639	–	–	–	–
Goodwill	–	1,836	–	–	–	–
Value of in-force business	–	4,902	–	–	–	–
Available-for-sale financial assets			375			–
Property, plant and equipment	–	48	11	–	–	–
	–	156,762	3,023	–	–	–
Customer deposits	–	(15,236)	(22)	–	–	–
Due to fellow Lloyds Banking Group undertakings	–	(2,584)	(1,706)	–	–	–
Derivative financial instruments	–	(2,762)	–	–	–	–
Liabilities from insurance and investment contracts	–	(117,021)	–	–	–	–
Subordinated liabilities	–	(2,494)	–	–	–	–
Non-controlling interests	–	(305)	(387)	–	–	–
Other net assets (liabilities)	–	(8,759)	50	–	–	–
	–	(149,161)	(2,065)	–	–	–
Net assets (liabilities) disposed of	–	7,601	958	–	–	–
Investment in subsidiary disposed of	–	–	–	20	7,725	37
Disposal of investment in joint ventures	–	–	26	–	–	–
Profit (loss) on sale of businesses	107	1,010	–	–	(21)	555
Cash consideration received on losing control of group undertakings and businesses	107	8,611	984	20	7,704	592
Cash and cash equivalents disposed	–	(7)	–	–	–	–
Net cash inflow	107	8,604	984	20	7,704	592